CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parentheticals) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Preferred Shares - par value	$ 1	$ 1
Preferred Shares - shares authorized	15,000,000	15,000,000
Common Stock - par value	$ 1	$ 1
Common Stock - shares authorized	185,000,000	185,000,000
Common Stock - shares issued	87,338,652	87,338,652
Common Stock - shares outstanding	84,154,576	87,338,652
8% Series B Preferred Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
8.875% Series C Preferred Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
8.75% Series D Preferred Shares
Preferred Shares - shares issued	3,400,000	3,400,000
Preferred Shares - shares outstanding	3,400,000	3,400,000